Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2012
Acquisitions and Dispositions

Note 3—Acquisitions and dispositions

We sometimes structure our acquisitions with both an initial payment and later contingent payments tied to post-closing revenue or income growth. For acquisitions completed prior to Jan. 1, 2009, we record the fair value of contingent payments as an additional cost of the entity acquired in the period that the payment becomes probable. For acquisitions completed after Jan. 1, 2009, subsequent changes in the fair value of a contingent consideration liability will be recorded through the income statement. Contingent payments totaled $7 million in 2012.

At Dec. 31, 2012, we were potentially obligated to pay additional consideration which, using reasonable assumptions for the performance of the acquired companies and joint ventures based on contractual agreements, could range from $15 million to $46 million over the next two years.

Acquisitions in 2012

On Oct 1, 2012, BNY Mellon acquired the remaining 50% interest of the WestLB Mellon Asset Management joint venture for cash of $22 million. We later renamed the unit Meriten Investment Management GmbH (“Meriten”). We are obligated to pay, upon occurrence of certain events, contingent additional consideration of up to $13 million. Goodwill related to this acquisition, including the fair value of the contingent additional consideration, totaled $70 million and is included in our Investment Management business. This goodwill is not deductible for tax purposes. Customer relationship intangible assets related to this acquisition are included in our Investment Management business, with a life of 8 years, and totaled $23 million.

Acquisitions in 2011

On July 1, 2011, BNY Mellon acquired the wealth management operations of Chicago-based Talon Asset Management (“Talon”) for cash of $11 million. We are obligated to pay, upon occurrence of certain events, contingent additional consideration of $5 million, which was recorded as goodwill at the acquisition date. Talon manages assets of wealthy families and institutions. Goodwill related to this acquisition, is included in our Investment Management business and totaled $10 million and is deductible for tax purposes. Customer relationship intangible assets related to this acquisition are included in our Investment Management business, with a life of 20 years, and totaled $6 million.

On Nov. 30, 2011, BNY Mellon acquired Penson Financial Services Australia Pty Ltd., a clearing firm located in Australia, in a $33 million share purchase transaction. Goodwill related to this acquisition is included in our Investment Services business and totaled $10 million and is non-tax deductible. Customer relationship intangible assets related to this acquisition are included in our Investment Services business, with a life of nine years, and totaled $6 million.

Dispositions in 2011

On Dec. 31, 2011, BNY Mellon sold the Shareowner Services business. The sales price of $550 million resulted in a pre-tax gain of $98 million. We recorded an immaterial after-tax gain primarily due to the write-off of non-tax deductible goodwill associated with the business. Excluding the gain on the sale, the Shareowner Services business contributed $273 million of revenue and $21 million of pre-tax income in 2011.

Acquisitions in 2010

On July 1, 2010, we acquired GIS for cash of $2.3 billion. GIS provides a comprehensive suite of products which includes subaccounting, fund accounting/administration, custody, managed account services and alternative investment services. Assets acquired totaled approximately $590 million. Liabilities assumed totaled approximately $250 million. Goodwill related to this acquisition totaled $1,505 million, of which $1,256 million is tax deductible and $249 million is non-tax deductible. Customer contract intangible assets related to this acquisition totaled $477 million with lives ranging from 10 years to 20 years.

On Aug. 2, 2010, we acquired BAS for cash of $370 million. This transaction included the purchase of Frankfurter Service Kapitalanlage—Gesellschaft mbH, a wholly-owned fund administration affiliate. The combined business offers a full range of tailored solutions for investment companies, financial institutions and institutional investors in Germany. Assets acquired totaled approximately $3.6 billion and primarily consisted of securities of approximately $2.6 billion. Liabilities assumed totaled approximately $3.4 billion and included deposits of $2.3 billion. Goodwill related to this acquisition of $272 million is tax deductible. Customer contract intangible assets related to this acquisition totaled $40 million with a life of 10 years.

On Sept. 1, 2010, we acquired I(3) Advisors of Toronto, an independent wealth advisory company, for cash of $21.1 million. Goodwill related to this acquisition totaled $8 million and is non-tax deductible. Customer relationship intangible assets related to this acquisition totaled $10 million with a life of 33 years.

Dispositions in 2010

On Jan. 15, 2010, BNY Mellon sold Mellon United National Bank (“MUNB”), our national bank subsidiary located in Florida. The results for MUNB were classified as discontinued operations. See Note 4 of the Notes to Consolidated Financial Statements for additional information on the MUNB transaction.